Average Annual Total Returns - AUER GROWTH FUND		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		30.18%	22.91%	13.66%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.12%	19.66%	12.14%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.22%	17.52%	10.87%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%

[1]	The S&P 500® Index (the “Index”) is a widely recognized unmanaged index of large-cap U.S. equity securities and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index includes 500 leading companies and covers approximately 80% of available market capitalization. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.